SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Large Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.2%

Commercial Services - 0.6%
Equifax, Inc.	4,400	754,292

Communications - 1.1%
American Tower Corp.	6,950	1,492,165

Consumer Durables - 1.0%
Activision Blizzard, Inc.	8,250	613,305
YETI Holdings, Inc. *	23,950	683,054

		1,296,359

Consumer Non-Durables - 5.0%
Constellation Brands, Inc.	7,425	1,705,374
Estee Lauder Cos., Inc. - Class A	7,600	1,640,840
Mondelez International, Inc.	12,850	704,566
NIKE, Inc.	9,050	752,236
PepsiCo, Inc.	10,000	1,632,600

		6,435,616

Consumer Services - 3.1%
McDonald’s Corp.	6,650	1,534,421
Visa, Inc.	13,650	2,424,922

		3,959,343

Electronic Technology - 20.6%
Apple, Inc.	123,875	17,119,525
Applied Materials, Inc.	30,000	2,457,900
Broadcom, Inc.	7,800	3,463,278
NVIDIA Corp.	22,700	2,755,553
QUALCOMM, Inc.	6,325	714,598

		26,510,854

Energy Minerals - 1.9%
ConocoPhillips	24,600	2,517,564

Finance - 2.3%
Chubb, Ltd.	5,050	918,494
Goldman Sachs Group, Inc.	5,150	1,509,207
JPMorgan Chase & Co.	4,900	512,050

		2,939,751

Health Services - 5.8%
Centene Corp. *	16,425	1,278,029
HCA Healthcare, Inc.	5,850	1,075,172
UnitedHealth Group, Inc.	10,125	5,113,530

		7,466,731

Health Technology - 7.5%
Abbott Laboratories	15,500	1,499,780
Baxter International, Inc.	17,425	938,511
Dexcom, Inc. *	22,000	1,771,880
Johnson & Johnson	9,400	1,535,584
Medtronic, PLC	15,825	1,277,869
Thermo Fisher Scientific, Inc.	5,250	2,662,747

		9,686,371

Industrial Services - 1.8%
Cheniere Energy, Inc.	13,675	2,268,819

Process Industries - 2.1%
Darling Ingredients, Inc. *	13,700	906,255

Name of Issuer	Quantity	Fair Value ($)

Linde, PLC	2,650	714,413
Sherwin-Williams Co.	5,225	1,069,819

		2,690,487

Producer Manufacturing - 4.4%
Aptiv, PLC *	7,275	568,978
Honeywell International, Inc.	8,425	1,406,722
Northrop Grumman Corp.	3,475	1,634,362
Parker-Hannifin Corp.	3,950	957,125
Siemens AG, ADR	21,675	1,060,991

		5,628,178

Retail Trade - 9.0%
Amazon.com, Inc. *	63,000	7,119,000
Home Depot, Inc.	8,425	2,324,795
Lululemon Athletica, Inc. *	3,575	999,427
TJX Cos., Inc.	18,075	1,122,819

		11,566,041

Technology Services - 29.9%
Accenture, PLC	10,200	2,624,460
Adobe, Inc. *	6,250	1,720,000
Alphabet, Inc. - Class A *	12,500	1,195,625
Alphabet, Inc. - Class C *	73,500	7,067,025
Atlassian Corp., PLC *	7,675	1,616,278
Autodesk, Inc. *	7,700	1,438,360
EPAM Systems, Inc. *	725	262,588
Intuit, Inc.	5,200	2,014,064
Meta Platforms, Inc. *	6,750	915,840
Microsoft Corp.	58,900	13,717,810
Paycom Software, Inc. *	2,500	824,975
PayPal Holdings, Inc. *	17,600	1,514,832
salesforce.com, Inc. *	15,225	2,189,964
ServiceNow, Inc. *	2,275	859,063
Splunk, Inc. *	8,100	609,120

		38,570,004

Transportation - 2.3%
FedEx Corp.	7,575	1,124,660
Union Pacific Corp.	9,200	1,792,344

		2,917,004

Utilities - 0.8%
NextEra Energy, Inc.	13,100	1,027,171

Total Common Stocks (cost: $61,973,687)		127,726,750

Short-Term Securities - 0.8%
Fidelity Inst. Money Mkt. Gvt. Fund, 2.74% (cost $1,094,288)	1,094,288	1,094,288

Total Investments in Securities - 100.0% (cost $63,067,975)		128,821,038

Other Assets and Liabilities, net - (0.0)%		(40,301)

Net Assets - 100.0%		$128,780,737

*	Non-income producing security.

SEPTEMBER 30, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Large Cap Growth Fund (Continued)

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	127,726,750	—	—	127,726,750
Short-Term Securities	1,094,288	—	—	1,094,288

Total:	128,821,038	—	—	128,821,038

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

2